Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 27,841,607	$ 20,215,724	$ 19,800,874
Total revenue percentage	100.00%	100.00%	100.00%
Online Promotion revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 3,099,321	$ 3,587,564	$ 4,512,432
Total revenue percentage	11.10%	17.80%	22.80%
Premium business solutions revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 12,519,123	$ 13,916,977	$ 11,884,095
Total revenue percentage	45.00%	68.80%	60.00%
Value-Added Services revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 475,496	$ 1,498,683	$ 2,150,566
Total revenue percentage	1.70%	7.40%	10.90%
Shared office rental and management revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 910,317	$ 1,212,500	$ 1,253,781
Total revenue percentage	3.30%	6.00%	6.30%
Digital marketing revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 10,837,350
Total revenue percentage	38.90%